Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details Narrative) - David E Graber [Member] - Cobrador Capital Advisors LLC [Member] - Subsequent Event [Member] - Common Stock [Member]
May 21, 2026 shares
Number of shares granted	400,000
Share based compensation arrangement by share based restricted shares description	(i) 200,000 performance-based restricted shares that will vest in full upon the successful completion of an uplisting transaction in which the Company’s common stock commences trading on a major U.S. national securities exchange (NYSE, NYSE American, Nasdaq, or any successor thereto), and (ii) 200,000 time-based restricted shares that will vest ratably on a monthly basis over an 18-month period commencing June 1, 2026, subject to the Recipient’s continued provision of services.